Parent Company Only condensed Financial Information (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Amount due from subsidiaries,- Borqs HK		$ 490
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Amount due from subsidiaries,- Borqs HK	$ 68,643	$ 50,107